Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Debt

A summary of debt is as follows:

	December 31, 2012	December 31, 2011
	(In thousands)
Due within one year:
Bora Term Loan	$50,000	$50,000
Mistral Term Loan	62,500	62,500
Scirocco Term Loan	43,750	43,750
Santa Ana Term Loan	62,500	62,500

Total current debt	218,750	218,750
Long-term debt:
Bora Term Loan	$300,000	$350,000
Mistral Term Loan	325,000	387,500
Scirocco Term Loan	287,500	331,250
Santa Ana Term Loan	325,000	387,500
8.25% Senior Unsecured Bonds	300,000	—
7.25% Senior Secured Notes	497,458	—

Total long-term debt	2,034,958	1,456,250

Total debt	$2,253,708	$1,675,000

Maturities of Long Term Debt

Maturities of long-term debt for each of the five years ending after December 31, 2012 are as follows:

(In thousands)
Twelve months ended December 31,
2013	$218,750
2014	218,750
2015	1,318,750
2016	—
2017	500,000